SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 2)		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Platform Operator, Crypto Asset [Line Items]
Bond payable		$ 371,017	¥ 58,175,440	¥ 96,807,020	[1]
Short-term investments				4,935,000
Long-term investments		$ 36,585	5,736,500
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments				4,935,000
Long-term investments			5,736,000
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments
Long-term investments
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]		58,175,440	96,807,020
Short-term investments
Long-term investments

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.